Inventory - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory Valuation Reserves	$ 1.0	$ 0.8
Impairment of finished goods	0.8
Impairment of raw materials	$ 0.2